Note 13 - Unrealized Gains or Losses on Level 3 Instruments held or in Issue at the Reporting Date (Detail) - Unrealized Gains or Losses [Member] - Valuation technique unobservable parameters (Level 3) [Member] - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Financial assets held at fair value [Abstract]
Trading securities	€ 298	€ 332
Positive market values from derivative financial instruments	2,907	1,556
Other trading assets	(251)	93
Non-trading financial assets mandatory at fair value through profit and loss	247	241
Financial assets designated at fair value through profit or loss	0	0
Other financial assets at fair value	0	3
Total financial assets held at fair value	(3,209)	1,560
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities	3	0
Negative market values from derivative financial instruments	1,634	(1,292)
Other trading liabilities	2	15
Financial liabilities designated at fair value through profit or loss	55	1	[1]
Other financial liabilities at fair value	358	8
Total financial liabilities held at fair value	2,053	(1,269)	[1]
Total	€ (1,156)	€ 291	[1]

[1]	Prior year’s comparatives aligned to presentation in the current year.